Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities	An analysis of the maturity of these undrawn committed facilities is shown below:

	2021	2020
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	—	—
In 1 to 2 years	1,668	1,940
In 2 to 3 years	534	1,668
In 3 to 4 years	1,718	277
In 4 to 5 years	1,605	1,887
More than 5 years	—	—
	5,525	5,772